Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party balances and transactions
Schedule of repayments for construction to related parties

	December 31,
	2022		2021		2020
ICA Constructora de Infraestructura, S.A. de C.V. (3)	Ps.	—	Ps.	—	Ps.	7,964
ICA Constructora, S.A. de C.V. (3)		—		939		90,204
Autovía Golfo Centro, S.A. de C. V. (3)		—		215,772		110,312
VCD Construcción y Desarrollo, S.A.P.I. de C. V. (2)		1,872		6,787		5,729
MVD 1994 Real State Construction		4,436		—		—
VCD Inmobiliaria y Construcción, S. A. P. I. de C.V. (2)		3,294		—		—
	Ps.	9,602	Ps.	223,498	Ps.	214,209

Schedule of accounts payable with related parties

	December 31,
Payable:	2022		2021		2020
Servicios de Tecnología Aeroportuaria, S.A. de C.V. (2)	Ps.	123,905	Ps.	78,939	Ps.	—
Operadora Nacional Hispana, S.A. de C.V. (2)		5,100		2,949		5,928
VCD Construcción y Desarrollo, S.A.P.I. de C.V. (2)		3,157		3,508		5,772
ICA Ingeniería S. A. de C. V. (1)		—		367		367
Actica Sistemas, S. de R.L. de C.V. (1)		—		4,026		3,971
Autovía Golfo Centro S.A. de C.V. (1)		—		30,757		16,442
GGA Capital, S.A.P.I. de C.V. (2)		149,695		110,495		117,845
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V. (2)		3,864		—		—
ICA Constructora, S. A. de C. V. (1)		—		27,419		16,564
Grupo ICA Constructora. S.A. de C.V.		—		—		794
Controladora de Operaciones de Infraestructura, S.A. de C.V. (1)		—		10,298		—
Grupo Hotelero Santa Fe, S. A. de C. V. (2)		758		491		21
	Ps.	286,479	Ps.	269,249	Ps.	167,704
(1)	Entity considered as related party until December 7, 2022
(2)	Affiliated entity

Schedule of principal transactions with related parties performed in the normal course of business

	Year ended December 31,
	2022		2021		2020
Capital Expenditures:
Industrial warehouse	Ps.	52,550	Ps.	7,548	Ps.	100,194
Expenses:
Payments from technical assistance received		177,667		133,458		81,164
Administrative services		24,834		23,420		22,453
Improvements to concessioned assets:
Terminal building		1,083,509		961,061		565,376